Staff Costs - Summary of Staff Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Wages and salaries	$ 9,023	$ 7,715	$ 4,807
Social charges	946	993	443
Post-employment benefits expense	416	435	(51)
Share-based payments	9,152	8,856	2,237
Total staff costs	$ 19,537	$ 17,999	$ 7,436